Stock-Based Compensation Expense (Details) - Schedule of Weighted Average Grant Date Fair Value of Stock Options Granted	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Weighted Average Grant Date Fair Value of Stock Options Granted [Line Items]
Vested options		6 years 8 months 8 days	6 years 8 months 1 day	4 years 11 months 4 days
Unvested options		8 years 9 months 3 days	8 years 5 months 26 days	9 years 4 months 13 days